Series A convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2012
Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares

6. Series A convertible redeemable preferred shares

        On May 6, 2009, the Group issued 125,000,000 shares of Series A convertible redeemable preferred shares, par value $0.00002, at $0.04 per share ("Preferred Shares") for aggregate cash proceeds of $4,948,718, net of direct and incremental equity issuance costs of $51,282 to new investors (the "Investors"). As the Preferred Shares were negotiated with independent third party investors, the cash proceeds received represented the fair value of the issued Preferred Shares. The accretion to the redemption value was calculated over the period from the issuance date to the earliest redemption date using the effective interest method and reflected as a reduction to net income to arrive at net income attributable to the ordinary shareholders in the accompanying consolidated statements of operations and amounted to $468,580, $200,601 and nil, respectively for the years ended December 31, 2010, 2011 and 2012. The Group accreted a deemed dividend for the Preferred Shares because it was probable that the Preferred Shares would become redeemable.

        Given the nature of certain key terms of the Preferred Shares including the conversion feature and redemption feature, the Company classified the Preferred Shares as mezzanine equity:

        All the Preferred Shares were converted into 125,000,000 ordinary shares upon the consummation of the Group's initial public offering ("IPO") in June 2011 on a one-to-one basis. As of December 31, 2012, there were no preferred shares issued and outstanding.

        The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

	Years ended December 31,
	2010	2011
Balance at January 1	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	—	—
Deemed dividend on Series A convertible redeemable preferred shares	468,580	200,601

Conversion to ordinary shares	—	(5,827,991)

Balance at December 31	$5,627,390	$—